U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ___
Post-Effective Amendment No.
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. ___

(Check appropriate box or boxes)

THE EMPYREAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Frank L. Newbauer, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:  April 16, 2012

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically  states that this Registration Statement shall thereafter  become  effective  in  accordance  with  Section  8(a) of the Securities  Act of  1933  or  until  the Registration  Statement  shall  become effective on such date as the  Commission, acting pursuant to said Section 8(a) may determine.

PROSPECTUS

__________ ___, 2012

Empyreal 100 Insider Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

Empyreal Growth Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

Empyreal Global Growth Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summaries	3
Empyreal 100 Insider Fund	3
Empyreal Growth Fund
Empyreal Global Growth Fund
Investing in the Funds
Additional Information About the Funds’ Investment Objectives,
Investment Strategies and Related Risks
Fund Management
Historical Performance of the Sub-Adviser’s 100 Insider, Growth, and Global Growth Private Accounts
How the Funds Value Their Shares
How to Buy Shares
How to Redeem Shares
Distribution Plan
Dividends, Distributions and Taxes
Privacy Notice
For Additional Information

2

FUND SUMMARIES

EMPYREAL 100 INSIDER FUND

INVESTMENT OBJECTIVE

The Empyreal 100 Insider Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class R
Sales Charge (Load) Imposed on Purchases
Deferred Sales Charge (Load)
Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee (on shares redeemed within __ days of purchase)
Exchange Fee
Wire Transfer Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class R
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses (1)
Total Annual Fund Operating Expenses
Less: Management Fee Reductions
Total Annual Fund Operating Expenses after Management Fee Reductions

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until ________ __, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I
Class R

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in

3

Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, no portfolio turnover figures are available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs an actively managed investment approach based on the Aletheia 100 Insider®, a trademark-protected, proprietary investment strategy developed by Aletheia in 2000. The Aletheia 100 Insider® utilizes a rigorous and disciplined investment process in selecting 100 securities, which in the view of Aletheia, exhibit the most powerful knowledgeable investor buying behaviors. The 100 securities are selected from a broad universe of both U.S. and non-U.S. publicly-traded equity securities. The Fund invests primarily in equity securities of large cap companies domiciled or incorporated in the U.S. In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small- or mid-cap companies, selected ETFs and companies incorporated or domiciled outside the U.S.

When analyzing knowledgeable investor behavior, the Fund examines several factors including: (a) buying by corporate officers and directors (“insiders”), (b) consensus buying by insiders and knowledgeable investors, (c) corporate stock buybacks, and (d) unusual option or derivative activity.

The Fund is a managed investment portfolio that strives to achieve superior capital appreciation while managing risk.  The Fund’s bottom-up, fundamental, research-driven investment philosophy is based upon Aletheia’s proprietary investment process. This process relies on the behavior of knowledgeable investors, fundamental financial statement analysis and proprietary industry research.  The discipline of Aletheia is to identify company-specific, exceptional growth stories before they become part of Wall Street “conventional wisdom.”  As these growth stories materialize and are recognized by other investors, Aletheia can pursue exceptional returns while also reducing downside risk.

Generally, there will be approximately 100 securities in the portfolio of the Fund, however the Sub-Adviser may increase or reduce the number of portfolio holdings based on its view of available attractive investment opportunities and market conditions. Position sizes of the Fund’s holdings are continuously monitored.

PRINCIPAL RISKS

Stock Market Risk:  The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Equity Risk:  The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.

Large Capitalization Risk:  Large-cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Risk:  Stocks of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Foreign Investment Risk:  The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of

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U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Exchange Traded Fund Risk:  Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies.

Investment Style and Management Risk:  The Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report.

MANAGEMENT OF THE FUND

Investment Adviser

Empyreal Investments, LLC (the “Adviser”) serves as the investment adviser to the Fund.

Investment Sub-Adviser

Aletheia Research and Management, Inc. (“Aletheia” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Manager

Peter J. Eichler, Jr. and Mark C. Scalzo are primarily responsible for the day-to-day management of the Fund’s portfolio and have acted in this capacity since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial and Subsequent Investment

Account Type	Minimum Initial Investment per Fund	Minimum Subsequent Investment per Fund
Class I
Class R
Regular (non-retirement)
Retirement
Automatic Investment Plan

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

5

EMPYREAL GROWTH FUND

INVESTMENT OBJECTIVE

The Empyreal Growth Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class R
Sales Charge (Load) Imposed on Purchases
Deferred Sales Charge (Load)
Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee (on shares redeemed within __ days of purchase)
Exchange Fee
Wire Transfer Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class R
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses (1)
Total Annual Fund Operating Expenses
Less: Management Fee Reductions
Total Annual Fund Operating Expenses after Management Fee Reductions

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until ________ __, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I
Class R

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, no portfolio turnover figures are available.

6

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs an actively managed investment approach based on the Aletheia® Growth strategy, a proprietary investment strategy developed by Aletheia in 1998. The Fund invests primarily in a diversified portfolio of U.S. listed common stocks of companies selected for their future earnings growth potential and fundamental cheapness. The Fund generally invests in large cap companies domiciled or incorporated in the U.S. In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small or mid-cap companies, selected ETFs and companies incorporated or domiciled outside the U.S.

The Fund is a managed investment portfolio that strives to achieve superior capital appreciation while managing risk.  The Fund’s bottom-up, fundamental, research-driven investment philosophy is based upon Aletheia’s proprietary investment process. This process relies on the behavior of knowledgeable investors, fundamental financial statement analysis and proprietary industry research.  The discipline of Aletheia is to identify company-specific, exceptional growth stories before they become part of Wall Street “conventional wisdom.” As these growth stories materialize and are recognized by other investors, Aletheia can pursue exceptional returns while also reducing downside risk.

Generally, there will be between 45 to 65 stocks in the portfolio of the Fund, however the Sub-Adviser may increase or reduce the number of portfolio holdings based on its view of available attractive investment opportunities and market conditions. Position sizes of the Fund’s holdings are continuously monitored.

PRINCIPAL RISKS

Stock Market Risk:  The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Equity Risk:  The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.

Large Capitalization Risk:  Large-cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Risk:  Stocks of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Foreign Investment Risk:  The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Exchange Traded Fund Risk:  Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies.

Investment Style and Management Risk:  The Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report.

MANAGEMENT OF THE FUND

Investment Adviser

Empyreal Investments, LLC (the “Adviser”) serves as the investment adviser to the Fund.

Investment Sub-Adviser

Aletheia Research and Management, Inc. (“Aletheia” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Manager

Peter J. Eichler, Jr. and Mark C. Scalzo are primarily responsible for the day-to-day management of the Fund’s portfolio and have acted in this capacity since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial and Subsequent Investment

Account Type	Minimum Initial Investment per Fund	Minimum Subsequent Investment per Fund
Class I
Class R
Regular (non-retirement)
Retirement
Automatic Investment Plan

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

8

EMPYREAL GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The Empyreal Global Growth Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class R
Sales Charge (Load) Imposed on Purchases
Deferred Sales Charge (Load)
Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee (on shares redeemed within __ days of purchase)
Exchange Fee
Wire Transfer Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class R
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses (1)
Total Annual Fund Operating Expenses
Less: Management Fee Reductions
Total Annual Fund Operating Expenses after Management Fee Reductions

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until ________ __, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I
Class R

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, no portfolio turnover figures are available.

9

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs an actively managed investment approach based on the Aletheia® International Growth strategy, a proprietary investment strategy developed by Aletheia in 2002. The Fund generally invests (at least 40%--unless market conditions are not deemed favorable by the Sub-Adviser) in a diversified portfolio of foreign equity securities (primarily American Depository Receipts “ADRs”) selected for their future earnings growth potential and fundamental cheapness. The Fund generally invests in large cap companies domiciled or incorporated outside of the U.S. In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small- or mid-cap companies, selected ETFs and companies incorporated or domiciled in the U.S.

The Fund is a managed investment portfolio that strives to achieve superior capital appreciation while managing risk.  The Fund’s bottom-up, fundamental, research-driven investment philosophy is based upon Aletheia’s proprietary investment process. This process relies on the behavior of knowledgeable investors, fundamental financial statement analysis and proprietary industry research.  The discipline of Aletheia is to identify company-specific, exceptional growth stories before they become part of Wall Street “conventional wisdom.” As these growth stories materialize and are recognized by other investors, Aletheia can pursue exceptional returns while also reducing downside risk.

Generally, there will be between 60 to 80 stocks (primarily ADRs) in the portfolio of the Fund, however the Sub-Adviser may increase or reduce the number of portfolio holdings based on its view of available attractive investment opportunities and market conditions. Position sizes of the Fund’s holdings are continuously monitored.

PRINCIPAL RISKS

Foreign Investment Risk:  The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Emerging Markets Risk:  The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Stock Market Risk:  The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Equity Risk:  The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.

Large Capitalization Risk:  Large-cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Risk:  Stocks of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

10

Exchange Traded Fund Risk:  Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies.

Investment Style and Management Risk:  The Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s growth style may go out of favor with investors, negatively impacting performance.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report.

MANAGEMENT OF THE FUND

Investment Adviser

Empyreal Investments, LLC (the “Adviser”) serves as the investment adviser to the Fund.

Investment Sub-Adviser

Aletheia Research and Management, Inc. (“Aletheia” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Manager

Peter J. Eichler, Jr. and Mark C. Scalzo are primarily responsible for the day-to-day management of the.Growth Fund’s portfolio and have acted in this capacity since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial and Subsequent Investment

Account Type	Minimum Initial Investment per Fund	Minimum Subsequent Investment per Fund
Class I
Class R
Regular (non-retirement)
Retirement
Automatic Investment Plan

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

11

INVESTING IN THE FUNDS

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem (sell) shares of the Funds on each day that the New York Stock Exchange is open for business.  Transactions may be initiated by written request, by telephone or through your financial intermediary.

TAX INFORMATION

Each Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT
THE FUNDS’ INVESTMENT OBJECTIVES,
INVESTMENT STRATEGIES AND RELATED RISKS

The Empyreal Growth Fund, Empyreal 100 Insider Fund, and the Empyreal Global Growth Fund (each a “Fund” and together the “Funds”) are each a mutual fund and part of the Empyreal Portfolios (the “Trust”).

The Trust is comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Board of Trustees has reserved the right to change any Fund’s investment objective without shareholder approval.  If such a change is made with respect to any Fund, shareholders of that Fund will be provided with at least 60 days advance written notice of the change.

Aletheia Research and Management, Inc., which we refer to as the Sub-Adviser throughout this Prospectus, is responsible for the day-to-day management of the Funds.

INVESTMENT PROCESS

The Sub-Adviser believes that sound investing and ultimate investment success depends upon discovering what is knowable about corporations and their secular earnings prospects, and applying this knowledge astutely. “Aletheia” is the Classical Greek word for “truth and disclosure,” and the firm constantly strives to uncover investment opportunities where empirical data and “investment truth” are being misunderstood and mispriced by the market. The Sub-Adviser does not use Wall Street research nor does it rely on "guidance" from either corporate investors or public relations personnel. Rather, the firm employs hard data (primarily insider and corporate buying, bottom-up forensic analysis of balance sheets and cash flows, and non-biased, grassroots industry research) to guide its investment decisions. The Sub-Adviser prides itself on the firm’s direct, independent industry research, which focuses on industry trade journals and publications that are produced by and for people who actually work in these industries – and the firm never uses Wall Street research. This is a stark contrast to most investment processes which rely on Wall Street analysts’ reports, and the Sub-Adviser believes this to be a crucial differentiator and driver of the long-term outperformance of the firm’s investment strategies.

PRINCIPAL INVESTMENT STRATEGIES OF EMPYREAL 100 INSIDER FUND

The primary objective of the 100 Insider Fund is long-term capital appreciation.

The Fund employs an actively managed investment approach based on the Aletheia 100 Insider®, a trademark-protected, proprietary investment strategy developed by Aletheia in 2000. The Aletheia 100 Insider® utilizes a rigorous and disciplined investment process in selecting 100 securities, which in the view of Aletheia, exhibit the most powerful knowledgeable investor buying behaviors. The 100 securities are selected from a broad universe of both U.S. and non-U.S. publicly-traded equity securities. The Fund invests primarily in equity securities of large cap companies domiciled or incorporated in the U.S. In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small- or mid-cap companies, selected ETFs and companies incorporated or domiciled outside the U.S.

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When analyzing knowledgeable investor behavior, the Fund examines several factors including: (a) buying by corporate officers and directors (“insiders”), (b) consensus buying by insiders and knowledgeable investors, (c) corporate stock buybacks, and (d) unusual option or derivative activity.

PRINCIPAL INVESTMENT STRATEGY OF THE EMPYREAL GROWTH FUND

The primary objective of the Growth Fund is long-term capital appreciation.

The Fund employs an actively managed investment approach based on the Aletheia® Growth strategy, a proprietary investment strategy developed by Aletheia in 1998. The Fund invests primarily in a diversified portfolio of U.S. listed common stocks of companies selected for their future earnings growth potential and fundamental cheapness.  The Fund generally invests in large cap companies domiciled or incorporated in the U.S.  In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small or mid-cap companies, selected ETFs and companies incorporated or domiciled outside the U.S.

PRINCIPAL INVESTMENT STRATEGY OF THE EMPYREAL GLOBAL GROWTH FUND

The primary objective of the Global Growth Fund is long-term capital appreciation.

The Fund employs an actively managed investment approach based on the Aletheia® International Growth strategy, a proprietary investment strategy developed by Aletheia in 2002. The Fund generally invests (at least 40%--unless market conditions are not deemed favorable by the Sub-Adviser) in a diversified portfolio of foreign equity securities (primarily American Depository Receipts “ADRs”) selected for their future earnings growth potential and fundamental cheapness. The Fund generally invests in large cap companies domiciled or incorporated outside of the U.S. In addition, based upon the merits of the specific opportunity, on a selected basis, the Fund may invest in small- or mid-cap companies, selected ETFs and companies incorporated or domiciled in the U.S.

PRINICIPAL INVESTMENT STRATEGIES APPLICABLE TO ALL FUNDS

Consistent with each Fund’s investment objective, a Fund may invest in:

•	Common and preferred shares of U.S. and foreign issuers traded on any U.S. exchange, NASDAQ, the over-the-counter market or foreign exchanges;

•	Securities convertible to common or preferred shares at the holder’s option, including warrants, units and rights to acquire such shares;

•	Bonds and debentures;

•	American Depository Receipts (ADRs);

•	Index Participation Units (IPUs), Exchange Traded Funds (ETFs) or other vehicles designed to replicate the behavior of all of part of a market index;

•	Units of Royalty Trusts, Income Trusts and Real Estate Investment Trusts (REITs); and

•
Short term investments: Treasury bills, bonds or other evidence of indebtedness of or fully guaranteed by the Government of the United States with a maturity not to exceed one year at issue; term deposits and short-term paper of major U.S. banks, including bearer deposit notes and bankers acceptances or any other obligation fully guaranteed by such bank, and including any custodian or sub-custodian of assets; notes and short-term paper issued by U.S. corporations with a maximum term to maturity or interest rate re-set of 90 days; and repurchase agreements with

14

brokers, dealers or other operations, provided such agreements comply fully with applicable regulatory requirements and are backed by the Government of the United States.

In the event that the Sub-Adviser determines that the current market conditions are not suitable for the Fund’s typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund’s assets in U.S. equity securities, money market instruments, U.S. Government-related securities and repurchase agreements.  When the Fund engages in such strategies, it may not achieve its investment objectives.

INVESTMENT RISKS

Stock Market Risk

The return on and value of an investment in the Funds will fluctuate in response to stock market movements.  Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other circumstances.  As a result, the value of your investment in a Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Large Capitalization Risk

Large-cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.  Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid cap or larger companies.  Due to these and other

15

factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small-cap companies may be subject to greater price fluctuations.  Small-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk

Investments in foreign securities involve risks that may be different from those of U.S. securities.  Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States.  Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries.  In addition, the dividends payable on certain of the Funds foreign securities may be subject to foreign withholding taxes.

Currency Risk

If a Fund invests directly in foreign (non-U.S.) in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Currency risk may be particularly high to the extent that a Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Exchange Traded Fund Risk

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Finally, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency.

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Precious Metals Risk

The Funds invest in precious metal ETFs. A Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time a Fund may have significant exposure to gold. Although the Funds are not permitted to make direct investments in gold bullion, the Funds are permitted to invest in gold through the precious-metal related instruments listed above in the Fund’s Principal Investment Strategies. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

Investment Style and Management Risk

The Funds’ method of security selection may not be successful and a Fund may underperform relative to other mutual funds that employ similar investment strategies.  Each of the Growth and Global Growth Funds’ growth style may go out of favor with investors, negatively impacting performance.  In addition, the Adviser’s screening process may select investments that fail to appreciate as anticipated.

Money Market Instruments and Temporary Defensive Positions. Each Fund will typically hold a portion of its assets in the form of money market fund shares, interest-bearing deposit accounts, repurchase agreements or other money market instruments. The Funds will hold such instruments to maintain liquidity or pending selection of investments.  From time to time, each Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in money market instruments.  To the extent that a Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

Other Risks
•	You could lose money by investing in the Funds.
•	An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Funds may not be appropriate for use as a complete investment program.

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•	There is no guarantee that the Funds will achieve their investment objective.

FUND MANAGEMENT

The Investment Adviser

Empyreal Investments, LLC (the “Adviser”), 100 Wilshire Boulevard, Suite 1900, Santa Monica, California 90401, serves as the investment adviser to each Fund.  The Adviser was founded in 2012 and provides investment advisory services to the Funds.  The Adviser is controlled by Aletheia Research and Management, Inc., a California corporation that is a registered investment advisor, because it owns more than 25% of the voting securities of the Adviser.

The Adviser has retained Aletheia Research and Management, Inc. (“Aletheia” or the “Sub-Adviser”) as investment sub-adviser to the Funds.  The Sub-Adviser is located at 100 Wilshire Boulevard, Suite 1900, Santa Monica, California 90401.  As of December 31, 2011, the Sub-Adviser had approximately $4 billion in assets under management.

The Adviser oversees the Sub-Adviser’s investments for the Funds.

For its services, each Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of ____% of such Fund’s average daily net assets.

The Adviser has entered into a contractual agreement with the Funds under which it agrees to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to ____% of each Fund’s average daily net assets.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund’s obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.  This contractual agreement is currently in effect until _______ __, 2013.

A discussion of the factors considered by the Board of Trustees in approving each Fund’s Investment Advisory Agreement with the Adviser and the Sub-Investment Advisory Agreement between the Adviser and the Sub-Adviser, including the Board’s conclusions with respect thereto, will be available in the Funds’ semi-annual report for the period ended ________ __, 2012.

Portfolio Managers of the Funds

Peter J. Eichler, Jr. and Mark C. Scalzo are primarily responsible for managing each Fund’s portfolio.  Both have served as the Funds’ portfolio managers since their inception.

Peter J. Eichler, Jr. is the Chairman, Chief Executive Officer, Chief Investment Officer and Founder of Aletheia. Mr. Eichler has been managing money professionally since 1990 and has been in the securities industry for over thirty years. Mr. Eichler began his career in the securities industry at seventeen, as a floor clerk on the Pacific Coast Stock Exchange. After working in the Syndicate, Trading and Sales departments of Bateman Eichler, he attended Santa Clara University. After college, Mr. Eichler received executive training at E.F. Hutton & Co. in New York City. He then returned to Bateman Eichler, Hill Richards where he rose to become Senior Vice-President in the Institutional Sales department and one of

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the top producers in the firm. After Bateman’s sale in the early 1980’s, Mr. Eichler became a Vice President at Prudential Securities, and then a partner in the institutional department of Crowell Weedon.  In 1986, Mr. Eichler joined Bear Stearns & Co. where for nearly twelve years he distinguished himself as one of its top-performing Managing Directors. While at Bear Stearns, Mr. Eichler founded the Special Accounts Money Management Division and created the Bear Stearns Insiders Fund. In 1997, Mr. Eichler founded Aletheia and has served as its Chairman, Chief Executive Officer and Chief Investment Officer since. He has a Bachelor of Arts degree in History from Santa Clara University Mr. Eichler is a Registered Investment Advisor Representative and a General Securities Principal.

Mark C. Scalzo is Executive Vice President, Director of Research and Co-Portfolio Manager of Aletheia. Mr. Scalzo joined Aletheia Research and Management, Inc. in 2008 after working for Ken Fisher at Fisher Investments as a Group Vice President and Head of Mergers & Acquisitions. Prior to December 2006, Mr. Scalzo was a Regional Manager / Managing Director with Putnam Lovell NBF Securities where he spent over 15 years advising public and private companies on mergers & acquisitions in the financial services and real estate industries.  During that time Mr. Scalzo advised on over 40 successful transactions, including Nuveen's transformational purchase of NWQ, which quickly became Nuveen's growth engine reaching over $60 billion in AUM at its peak. Mr. Scalzo began his career as an M&A generalist for Salomon Brothers in New York in 1989 after graduating cum laude from the Wharton School at the University of Pennsylvania with a Bachelor of Science Degree in Economics. Mr. Scalzo is a General Securities Principal.

The Statement of Additional Information (“SAI”) provides additional information about each of the Portfolio Managers’ compensation, and other accounts managed by the Portfolio Managers and their respective ownership of shares of the Funds.

HISTORICAL PERFORMANCE OF THE SUB-ADVISER’S GROWTH STYLE PRIVATE ACCOUNTS

Growth Strategy.  The Sub-Adviser began managing accounts using its Growth strategy on January 1, 1998, and has done considerable modeling in this style.  The performance below includes all accounts with substantially similar investment objectives, policies, strategies and risks to those of the Empyreal Growth Fund; there are no material differences between the investment objective, policies and strategies of these accounts and those of the Growth Fund.  The information for the accounts is provided to show the past performance of the Sub-Adviser in managing the accounts, as measured against a specified market index.  The performance of the accounts managed by the Sub-Adviser does not represent the historical performance of the Empyreal Growth Fund and should not be considered indicative of future performance of the Fund.  Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the managed accounts are not subject to certain investment limitations or other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts.  The results for different periods may vary.

The Sub-Adviser provided the information used in making the performance calculations.  The accounts’ rate of return includes realized and unrealized gains plus income, including accrued income.  Returns from cash and cash equivalents in the accounts are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.  The accounts are valued at least quarterly, and periodic returns are geometrically linked.  The performance is net of estimated total expenses of ____%, which are the fees estimated for the first year of the operation of the Empyreal Growth Fund, and all other expenses actually incurred by the accounts, including commissions.

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Results include the reinvestment of dividends and capital gains, but exclude the effect of applicable sales loads.  If the effect of sales loads had been included, returns would have been lower.

This method of calculating performance of the Growth accounts differs from the SEC’s standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology.  This method differs from the SEC’s method because it does not reflect the effect of applicable sales loads.

Average Annual Total Returns For the periods ended December 31, 2011	Growth Composite Accounts (1)	Russell 1000® Growth Index (2)	Empyreal Growth Fund
2011			n/a
2010			n/a
2009			n/a
2008			n/a
2007			n/a
1 Year			n/a
5 Years (3)			n/a
Since Inception (3)			n/a

(1) On January __, 1998, the Sub-Adviser began managing this style with ____ account(s) totaling $_______.  As of December 31, 2011, the composite consisted of __ accounts totaling approximately $__ billion.
(2) The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.  Unlike mutual funds, the index does not incur expenses.  If expenses were deducted, the actual returns of this index would be lower.
(3) Annualized.

HISTORICAL PERFORMANCE OF THE SUB-ADVISER’S 100 INSIDER STYLE PRIVATE ACCOUNTS

100 Insider Strategy.  The Sub-Adviser began managing accounts using its 100 Insider strategy on January 1, 2000, and has done considerable modeling in this style.  The performance below includes all accounts with substantially similar investment objectives, policies, strategies and risks to those of the Empyreal 100 Insider Fund; there are no material differences between the investment objective, policies and strategies of these accounts and those of the 100 Insider Fund.  The information for the accounts is provided to show the past performance of the Sub-Adviser in managing the accounts, as measured against a specified market index.  The performance of the accounts managed by the Sub-Adviser does not represent the historical performance of the Empyreal 100 Insider Fund and should not be considered indicative of future performance of the Fund.  Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the managed accounts are not subject to certain investment limitations or other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts.  The results for different periods may vary.

The Sub-Adviser provided the information used in making the performance calculations.  The accounts’ rate of return includes realized and unrealized gains plus income, including accrued income.  Returns from cash and cash equivalents in the accounts are included in the performance calculations, and the cash

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and cash equivalents are included in the total assets on which the performance is calculated.  The accounts are valued at least quarterly, and periodic returns are geometrically linked.  The performance is net of estimated total expenses of ____%, which are the fees estimated for the first year of the operation of the Empyreal 100 Insider Fund, and all other expenses actually incurred by the accounts, including commissions.  Results include the reinvestment of dividends and capital gains, but exclude the effect of applicable sales loads.  If the effect of sales loads had been included, returns would have been lower.

This method of calculating performance of the 100 Insider accounts differs from the SEC’s standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology.  This method differs from the SEC’s method because it does not reflect the effect of applicable sales loads.

Average Annual Total Returns For the periods ended December 31, 2011	100 Insider Composite Accounts (1)	S&P 500® Index (2)	Empyreal 100 Insider Fund
2011			n/a
2010			n/a
2009			n/a
2008			n/a
2007			n/a
1 Year			n/a
5 Years (3)			n/a
Since Inception (3)			n/a

(1) On January __, 1998, the Sub-Adviser began managing this style with ____ account(s) totaling $_______.  As of December 31, 2011, the composite consisted of __ accounts totaling approximately $__ billion.
(2) The S&P 500® Index includes 500 leading companies in leading industries in the U.S. economy. You cannot invest in an index. One cannot invest directly in an index.  Unlike mutual funds, the index does not incur expenses.  If expenses were deducted, the actual returns of this index would be lower.
(3) Annualized.

HISTORICAL PERFORMANCE OF THE SUB-ADVISER’S GLOBAL GROWTH STYLE PRIVATE ACCOUNTS

Global Growth Strategy.  The Sub-Adviser began managing accounts using its Global Growth strategy on July 1, 2002, and has done considerable modeling in this style.  The performance below includes all accounts with substantially similar investment objectives, policies, strategies and risks to those of the Empyreal Global Growth Fund; there are no material differences between the investment objective, policies and strategies of these accounts and those of the Global Growth Fund.  The information for the accounts is provided to show the past performance of the Sub-Adviser in managing the accounts, as measured against a specified market index.  The performance of the accounts managed by the Sub-Adviser does not represent the historical performance of the Empyreal Global Growth Fund and should not be considered indicative of future performance of the Fund.  Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the managed accounts are not subject to certain investment limitations or other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts.  The results for different periods may vary.

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The Sub-Adviser provided the information used in making the performance calculations.  The accounts’ rate of return includes realized and unrealized gains plus income, including accrued income.  Returns from cash and cash equivalents in the accounts are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.  The accounts are valued at least quarterly, and periodic returns are geometrically linked.  The performance is net of estimated total expenses of ____%, which are the fees estimated for the first year of the operation of the Empyreal Global Growth Fund, and all other expenses actually incurred by the accounts, including commissions.  Results include the reinvestment of dividends and capital gains, but exclude the effect of applicable sales loads.  If the effect of sales loads had been included, returns would have been lower.

This method of calculating performance of the Global Growth accounts differs from the SEC’s standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology.  This method differs from the SEC’s method because it does not reflect the effect of applicable sales loads.

Average Annual Total Returns For the periods ended December 31, 2011	Global Growth Composite Accounts (1)	MSCI AC World® Index (2)	Empyreal Global Growth Fund
2011			n/a
2010			n/a
2009			n/a
2008			n/a
2007			n/a
1 Year			n/a
5 Years (3)			n/a
Since Inception (3)			n/a

(1) On January __, 1998, the Sub-Adviser began managing this style with ____ account(s) totaling $_______.  As of December 31, 2011, the composite consisted of __ accounts totaling approximately $__ billion.
(2) The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets One cannot invest directly in an index.  Unlike mutual funds, the index does not incur expenses.  If expenses were deducted, the actual returns of this index would be lower.
(3) Annualized.

The Administrator

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent and fund accounting agent.  Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Funds.

The SAI has more detailed information about the Adviser, Sub-Adviser, Ultimus and other service providers to the Funds.

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HOW THE FUNDS VALUE THEIR SHARES

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business.  Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  To calculate NAV, each Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  Each Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations.  However, if market quotations are not readily available or are considered to be unreliable due to significant market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Funds’ Board of Trustees.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. Because the Funds may have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

Your order to purchase, exchange or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to redemption fee.  See “How to Buy Shares” and “How to Redeem Shares” for a description of the “proper form” for purchase and exchange orders and redemption orders, respectively.

HOW TO BUY SHARES

Each Fund is a no-load fund.  This means that shares may be purchased without imposition of a sales charge.  Shares of each Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form.  Each Fund reserves the right to reject any purchase request.  Investors who purchase and redeem shares through a brokerage firm or other financial intermediary may be charged a fee by such brokerage firm or intermediary.

The Funds mail you confirmations of all purchases or redemptions of Fund shares.  Certificates representing shares are not issued.

Minimum Initial and Subsequent Investment

Account Type	Minimum Initial Investment per Fund	Minimum Subsequent Investment per Fund
Class I
Class R
Regular (non-retirement)
Retirement
Automatic Investment Plan

Opening an Account

An account may be opened by mail or by wire if it is submitted in proper form, as follows:

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By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the applicable Fund.
•	Mail the application and the check to the Funds’ transfer agent, Ultimus Fund Solutions, LLC (the “Transfer Agent”), at the following address:

Empyreal Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

All purchases must be made in U.S. dollars and checks must be drawn on a U.S. financial institution.  The Funds do not accept cash, drafts, money orders, cashier’s checks under $10,000, traveler’s checks, credit card checks, “starter checks” or post-dated checks.  In addition, to protect the Funds from check fraud, the Funds do not accept checks made payable to third parties.  When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.  If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check; no additional amount will be added to the total.  The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

By Bank Wire.  To open a new account by wire of federal funds, call the Transfer Agent at 1-___-___-____ and a representative will assist you.  An account application must be completed, signed and telecopied or mailed to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Funds.  An order is considered received when the Funds receive payment by wire in proper form as described above.  However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made.  See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution.  Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form.  These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds.  These organizations may be the shareholders of record of your shares.  The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

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Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $_____ for Class I shares and $_____ for Class R shares.  Additional purchases must be submitted in proper form as described below.  Additional purchases may be made:

•
By sending a check, made payable to the applicable Fund, to Empyreal Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Be sure to note your account number on the memo line of your check.  The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds.

•	By wire of federal funds to the Fund account as described under “Opening an Account – By Bank Wire.” Shareholders are required to call the Transfer Agent at 1-___-___-____ before wiring funds.
•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account.  Investments under the plan must be at least $___ and are made on the 15th and/or last business day of the month.  The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges.  Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Funds.  Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Funds. Please call 1-___-___-____ for more information.

Purchases in Kind

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Exchange Privilege

Shares of each Fund may be exchanged for shares of the other Funds.  The exchange of shares of the Funds is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

An exchange will be effected at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.  Exchanges that establish a new account may be made by sending a written request to the Transfer Agent.  Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-___-___-____.  Please provide the following information in proper form as described below:

•	Your name and telephone number
•	The exact name of your account and your account number

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•	Taxpayer identification number (usually your Social Security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent to determine that the instructions are genuine, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements.  The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical.  To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days written notice to shareholders.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with an electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund’s shares.  When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to frequent trading.  Instead

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the Funds use a subjective approach that permits them to reject any purchase order that is believed to be indicative of market timing or disruptive trading.  The Funds’ frequent trading policies are intended to apply uniformly, although the use of a subjective approach in itself could lead to inconsistent application of the Funds’ frequent trading policies.

In its efforts to curb frequent trading in the Funds, the Funds’ Board of Trustees has approved certain market timing policies and procedures.  Under these market timing policies and procedures, each Fund reserves the right to reject any purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.  The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries.  In addition, the Board of Trustees has adopted a ___% redemption fee that applies to redemptions of shares of the Funds within __ days of purchase.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

When financial intermediaries establish omnibus accounts in the Funds for their clients, the Funds review trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing.  If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client.  Each intermediary that offers the Funds’ shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading.  Intermediaries may apply frequent trading policies that differ from those described in this Prospectus.  If you invest in the Funds through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV.  Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below.  Redemption requests may be made by mail or by telephone.

By Mail.  You may redeem shares by mailing a written request to Empyreal Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed, and be signed exactly as the shares are registered.

Signature Guarantees.  If the shares to be redeemed have a value of more than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Funds, you must have all signatures on written redemption requests guaranteed.  If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.  The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association.  Signature guarantees from financial institutions that do

27

not participate in the STAMP Medallion program will not be accepted.  A notary public cannot provide a signature guarantee.  The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.  The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.  Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone.  Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-___-___-____.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds.  Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (ACH) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application.  Shareholders may be charged a fee of $15 by the Funds’ custodian for outgoing wires.  Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent to determine that the instructions are genuine, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone.  If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time.  Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.  These organizations may be authorized to designate other intermediaries to act in this capacity.  Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Funds normally make payment for Fund shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form.  Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.  A requested wire of redemption proceeds normally will be sent on the business day following a redemption.  However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

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Redemption Fee

A redemption fee of ___% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of shares within __ days of the date of purchase.  No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares.  In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

Currently, the Funds do not charge a redemption fee on exchanges between the Funds.  However, the Adviser has been authorized to reject any exchange request that it deems potentially disruptive to the Funds.  This in no way impacts your right to redeem your Fund shares.  In addition, the Funds have reserved the right, at any time, to implement a redemption fee on exchanges between the Funds.  Also, the Funds have reserved the right to institute a policy limiting the number of exchanges permitted.

The redemption fee will not be assessed on the redemption of shares held through certain retirement plans, such as 401(k) plans.  The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70�, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account.  The Funds may require documentation in connection with these waivers.

The redemption fee is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).  In order to qualify for this waiver, the total annual redemptions under the plan may not exceed 15% of the initial value of the Fund shares when the plan is established.

Minimum Account Balance

Due to the high cost of maintaining Class R shareholder accounts, each Fund may involuntarily redeem shares in a Class R share account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $1,000 ($500 for IRA accounts or gifts to minors accounts) due to shareholder redemptions.  This does not apply, however, if the balance falls below the minimum solely because of a decline in a Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.  Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each.  There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-___-___-____ for additional information.

Redemptions in Kind

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a redemption of a significant

29

percentage of the Fund’s shares that could adversely affect the Fund’s operations.  A redemption in kind will consist of liquid securities equal in market value to the Fund shares being redeemed.  When you convert these securities to cash, you will pay brokerage charges.

DISTRIBUTION PLAN

Each Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) for their respective Class R shares.  The Plan allows the Funds to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Funds’ distributor) for expenses related to the distribution and servicing of the Funds’ Class R shares.  Expenses related to the distribution and servicing of the Funds’ Class R shares may include payments to securities dealers and other persons who are engaged in the sale of shares of the Funds and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Funds; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of the Funds; and any other expenses related to the distribution and servicing of the Funds’ Class R shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s Class R shares average daily net assets.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Adviser may make additional payments to financial organizations from its own revenues based on the amount of customer assets maintained in the Funds Class R shares by such organizations.  The payment by the Adviser of any such additional compensation will not affect the expense ratios of the Funds Class R shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December by each Fund.  Your distributions of dividends and capital gains will be automatically reinvested in additional shares of a Fund unless you elect to receive them in cash.  Each Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets.  Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption or exchange of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds during the prior year.  Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

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Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

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FOR ADDITIONAL INFORMATION

Additional information about the Funds is included in the Statement of Additional Information (“SAI”), which is incorporated by reference in its entirety.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

The Funds publish annual and semiannual reports to shareholders that contain detailed information on the Funds’ investments.  The Funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

1-___-___-____

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds’ website at www._____________.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however).  You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds.  You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-

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STATEMENT OF ADDITIONAL INFORMATION

Empyreal 100 Insider Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

Empyreal Growth Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

Empyreal Global Growth Fund

Class I (Ticker Symbol)
Class R (Ticker Symbol)

Each a series of the
Empyreal Investment Trust

Shareholder Services
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

__________ __, 2012

This Statement of Additional Information (“SAI”) is not a prospectus.  This SAI should be read in conjunction with the prospectus of the Empyreal 100 Insider Fund, the Empyreal Growth Fund and the Empyreal Global Growth Fund (each a “Fund” and collectively the “Funds”) dated ________ __, 2012 pursuant to which shares of the Funds are offered.  This SAI is incorporated by reference in its entirety into the prospectus.  To obtain additional copies of the prospectus or this SAI, please write to the address noted above or call toll free at 1-___-___-____.
The prospectus, this SAI and most recent shareholder reports are available for download at www._____________.com.

Empyreal Investment Trust
100 Wilshire Boulevard, Suite 1900
Santa Monica, California 90401

TABLE OF CONTENTS

INVESTMENT POLICIES AND RISKS	1
INVESTMENT RESTRICTIONS
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
DESCRIPTION OF THE TRUST
BOARD OF TRUSTEES, EXECUTIVE OFFICERS AND PRINCIPAL SHAREHOLDERS
MANAGEMENT AND ADMINISTRATION
CODE OF ETHICS
ANTI-MONEY LAUNDERING PROGRAM
PROXY VOTING POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES
NET ASSET VALUE
ADDITIONAL TAX INFORMATION
ADDITIONAL INFORMATION ON PERFORMANCE
FINANCIAL STATEMENTS
APPENDIX A – Description of Ratings
APPENDIX B – Proxy Voting Policies

INVESTMENT POLICIES AND RISKS

The Empyreal Investment Trust (the “Trust”) was organized on ________ __, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Empyreal 100 Insider Fund, the Empyreal Growth Fund, and the Empyreal Global Growth Fund (each a “Fund” and collectively the “Funds”) are each a separate diversified series of the Trust.

The Prospectus describes the Funds’ investment objectives and principal investment strategies, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for certain securities in which the Funds may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that a Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectus and this SAI.

Equity Securities.  The equity portion of the portfolios of the Empyreal Growth Fund and the Empyreal 100 Insider Fund will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  The equity portion of the portfolio of the Empyreal Global Growth Fund will generally be comprised of common stocks of foreign issuers in the form of American Depository Receipts (“ADRs”).  All of the Funds may hold shares of other registered investment companies (“RICs”), including exchange traded funds (“ETFs”), preferred stocks, convertible preferred stocks, and convertible bonds.

Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities a Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for a Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Investments in Mid Cap Companies.  Each of the Funds may invest in mid-capitalization companies (“mid-cap companies”).  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments.  In addition, mid-cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund’s access to information about the companies and the stability of the markets for the companies’ securities.  The risk exists that mid-cap companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.

Investments in Small Cap Companies.  Each of the Funds may invest in securities of companies with small market capitalizations (“small-cap companies”).  Certain small-cap companies may offer greater potential for capital appreciation than larger companies.  However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small cap companies tend to be very volatile and speculative.  Small cap-companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market.  For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established.  In addition, small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions.  Also, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms.  Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies.  Also, small-cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund’s access to information about the companies and the stability of the markets for the companies’ securities.  Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses.  Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company.  Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

Foreign Securities.  The Empyreal Global Growth Fund will invest, and the Empyreal Growth Fund and the Empyreal 100 Insider Fund may invest, in securities of foreign companies traded on United States (“U.S.”) national exchanges and over-the-counter domestic exchanges, exchange traded funds (“ETFs”) that invest primarily in foreign securities and in foreign securities represented by ADRs, as described below.  The Empyreal Global Growth Fund may also invest in foreign securities traded on foreign exchanges and that are denominated in foreign currencies.  Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks that may not be present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.  In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.  Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.  Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions.

ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the U.S.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

ETFs.   The Funds may invest in an exchange traded fund (“ETF”).  An ETF is an investment company that holds a portfolio of common stock or bonds generally designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the expenses of the Funds.  Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Funds; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Precious Metal ETFs. The Funds may invest in precious metal ETFs. A Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time the Funds may have significant exposure to gold. Although the Funds are not permitted to make direct investments in gold bullion, the Funds are permitted to invest in gold through the precious-metal related ETFs. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

Convertible Securities.  Although the equity investments of the Funds consist primarily of common and preferred stocks, the Funds may buy securities convertible into common stock if, for example, the Sub-Adviser believes that a company’s convertible securities are undervalued in the market.  Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stocks, and warrants.  A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy the securities.  The prices of warrants do not necessarily move parallel to the prices of underlying securities.  Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.  Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.  The ability of the Funds to invest in warrants may be limited by each Fund’s investment restrictions.

Each Fund may invest in convertible bonds.  Convertible bonds are fixed income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security's worth, at market value, if converted into the underlying common stock).  Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

If a convertible security is converted into common stock, a Fund may hold the common stock for an extended period of time.  Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Real Estate Securities.  The Funds will not invest in real estate (including mortgage loans and limited partnership interests), but the Funds may invest in readily marketable securities issued by companies that invest in real estate or interests therein.  The Funds may also invest in readily marketable interests in real estate investment trusts (“REITs”).  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.  Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Corporate and Municipal Fixed Income Securities.  The Funds’ fixed income investments may include corporate and municipal fixed income securities.  Corporate and municipal fixed income securities purchased by the Funds may be of any credit quality, maturity or yield.  Accordingly, the Funds’ fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion).  In addition, the Funds’ fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds whose ratings are below investment grade.  Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal.  Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities.  Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. These risks can reduce the value of a Fund’s shares and the income it earns.  Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI.  While the Sub-Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Foreign Fixed Income Securities.  The Funds may invest in non-U.S. based fixed income securities, including foreign currency-denominated corporate and foreign government notes and bonds.  Investing in foreign fixed income securities has the same risks as investing in foreign securities generally.  In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond.  Foreign government bonds are also subject to the risks that governmental issuers of fixed income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated.

Investments in Emerging Markets.  The Funds may invest in emerging market fixed income securities.  Emerging market countries may include, among others, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East and Africa.  In addition to the general risk of investing in foreign securities and foreign fixed income securities described above, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets.  The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile then securities markets of the U.S. and other developed markets.  The risks of investing in emerging markets include greater social, political and economic uncertainties.  Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources.  Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.  The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries.  Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.  Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.  As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Money Market Instruments.  The Funds may invest in money market instruments.  Money market instruments include, without limitation, U.S. government obligations or certain types of corporate debt obligations (including those subject to repurchase agreements), Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Sub-Adviser’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by a Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

U.S. Government Securities.  The Funds may invest in U.S. government securities.  U.S. government securities include U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, and obligations guaranteed by the U.S. government such as obligations of Government National Mortgage Association (“GNMA”) and Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), others are not.  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Repurchase Agreements.  The Funds may invest in repurchase agreements.  A repurchase agreement transaction occurs when an investor purchases a security (normally a U.S. government security), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Adviser will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral.  The Funds’ risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Each Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Reverse Repurchase Agreements.  The Funds may also enter into reverse repurchase agreements.  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Mortgage Pass-Through Certificates.  The Funds may invest in obligations of GNMA, FNMA, and FHLMC which include direct pass-through certificates representing undivided ownership interests in pools of mortgages.  The Funds may invest in such certificates, which are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer.  For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government.  Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency.  Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit.  Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields.  The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Collateralized Mortgage Obligations.  The Funds may invest in Collateralized Mortgage Obligations (“CMOs”).  CMOs are generally backed by mortgage pass-through securities or whole mortgage loans.  CMOs are usually structured into classes of varying maturities and principal payment priorities.  The prepayment sensitivity of each class may or may not resemble that of the CMO’s collateral depending on the maturity and structure of that class.  CMOs pay interest and principal (including prepayments) monthly, quarterly, or semi-annually.  The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage.  Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  These prepayment risks can make the prices of CMOs very volatile when interest rates change.  That volatility will affect a Fund’s share price.  Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral.  The Adviser will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objective and policies of the Fund.

Other Mortgage Related Securities.  In addition to the mortgage pass-through securities and the CMOs mentioned above, the Funds may also invest in other mortgage derivative products.  In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result.  That could cause their values to fluctuate more, and the share price of the Funds to fluctuate more and to fall.  Governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein.  As new types of mortgage-related securities are developed and offered to the investment community, the Funds may consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities.  In addition to CMOs, the Funds may invest in other asset-backed securities backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans.  Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans.  Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class.  Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders.  If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  The Funds may invest in other asset-backed securities (e.g., equipment trust certificates), including those that may be developed in the future.

Variable and Floating Rate Securities.  The Funds may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index.  Typically, floating rate securities use as their benchmark an index such as the 1-, 3-, or 6-month LIBOR, 3-, 6-, or 12-month Treasury bills, or the Federal Funds rate.  Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.  Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price, and have adverse affects on the value of the floating rate securities.

STRIPS.  The Funds may invest in stripped securities (“STRIPS”).  STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank.  Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If a Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds.  The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Debentures.  The Funds may invest in debentures.  A debenture is a long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Funds may invest in all types of debentures, including corporate and government debentures.

PIPEs.  The Funds may invest in PIPEs.  PIPEs are Private Investments in Public Equity (“PIPE”), which is the purchase of stock in a company at a discount to the current market value per share for the purpose of raising capital. There are two main types of PIPEs - traditional and structured. A traditional PIPE is one in which stock, either common or preferred, is issued at a set price to raise capital for the issuer. A structured PIPE, on the other hand, issues convertible debt (common or preferred shares). A public company typically issues unregistered equity-linked securities to investors at a discount to the price of the issuer’s common stock at the time the deal is closed. The issuer commits to registering the securities with the SEC so they can be resold to the public, typically within 90-120 days.  Some of the risks involved are that the selling company could go bankrupt, in which case the Fund may be locked in as the shares go down.  In addition, the issuance of PIPES by a company often has a negative impact on the value of the issuing company’s securities in the short-term because the issuance floods the market with more shares.

Demand Notes.  The Funds may invest in Variable and Floating Rate Demand Notes.  Variable and Floating Rate Demand Notes are notes that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.  Variable rate demand notes have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders.  The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted.  The interest rate on a variable rate demand note is reset at specified intervals at a market rate.  These formulas are designed to result in a market value for the Variable Rate Demand Note or Floating Rate Demand Note that approximates its par value.  Variable and Floating Rate Demand Notes are subject to interest rate risks.

Illiquid Investments.  Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Adviser determines the liquidity of the Funds’ investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities.  Within its limitation on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Lending of Portfolio Securities.  In order to generate additional income, the Funds each may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser has determined are creditworthy under guidelines established by the Trustees.  In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  A Fund may not lend securities to any company affiliated with the Adviser.  Each loan of securities will be collateralized by cash, securities, or letters of credit.  A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

Investment Companies.  Each Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds.  The Funds expect to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund.  Under Rule 12d1-1, the Funds may generally invest without limitation in money market funds as long as the Funds pay no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the investment advisor waives its management fee in an amount necessary to offset any sales charge or service fee.  The Funds expect to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds.  Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the “3% Limitation”).  To the extent the 3% Limitation applies to an investment a Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by a Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments in other investment companies subject the Funds to additional operating and management fees and expenses.  For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Funds invest, in addition to the Funds’ direct fees and expenses.

Investments in Companies with Business Related to Commodities. As explained under “Fundamental Restrictions” below, the Funds do not invest directly in commodities.  However, the Funds may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities.  For example, the Funds may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.), or in registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities).  Investments in equity securities of companies involved in mining or related precious metals industries, and the value of investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks.  For example, the prices of precious metals or other commodities can make sharp movements, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such businesses or commodities.  Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodities markets generally.

Forward Commitments and When-Issued Securities.  Each Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time.  A Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price.  Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets.  In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance.  Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.  A Fund may realize short-term gains or losses upon such sales.

Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Borrowing.  The Funds may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure.  For example, the Funds may borrow money to meet redemption requests or for extraordinary or emergency purposes.  In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.  Each Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the applicable Fund.  A “majority” for this purpose means the lesser of (1) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (2) more than 50% of the Fund’s outstanding shares.

As a matter of fundamental policy, each Fund may not:

(1)
Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(2)
With respect to 75% of a Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies (whether registered or excluded from registration under Section 3(c) of the 1940 Act), if, as a result (i) more than 5% of a Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(3)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase or sell securities or instruments secured by real estate or interests therein or representing interests in real estate, and may make, purchase or sell real estate mortgage loans, or purchase or sell securities or instruments issued by issuers which invest, deal or otherwise engage in real estate or interests therein.

(4)
Invest in commodities, except as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over a Fund. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing or selling securities or other instruments backed by commodities or purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(5)
Borrow money or issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)	Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)
Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Non-Fundamental Restrictions.  The Funds have also adopted the following non-fundamental investment restrictions, which may be changed by the Trustees at their discretion.

As a matter of non-fundamental policy, each Fund may not:

1.       Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.  For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.;

2.       Invest more than 15% of its net assets in illiquid securities.

With respect to the “fundamental” and “non-fundamental” investment restrictions, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Illiquid securities are generally considered investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Funds.

If a Fund invests in other investment companies that concentrate their investments in a particular industry, the Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, the Sub-Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Sub-Adviser manages each Fund’s portfolio in accordance with the terms of the Investment Sub-Advisory Agreement by and between the Sub-Adviser and the Adviser on behalf of the respective Fund (the “Sub-Advisory Agreement”), which are described in detail under “Management and Administration – Investment Adviser” below.  The Sub-Adviser serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for each Fund will be made independently from those for any other investment companies and accounts advised or managed by the Sub-Adviser.

Brokerage Selection.  The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of Fund portfolio securities transactions to brokers.  In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Sub-Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Sub-Adviser considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Sub-Adviser’s past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Sub-Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Sub-Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers to execute portfolio transactions.  The Sub-Adviser may, however, place portfolio transactions with brokers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and each Fund’s Sub-Advisory Agreement, the Sub-Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers.  Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Sub-Adviser may also be used by the Sub-Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Sub-Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Sub-Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Sub-Adviser in connection with advisory clients other than the Funds and not all such services may be useful to the Sub-Adviser in connection with the Funds.  Although such information may be a useful supplement to the Sub-Adviser’s own investment information in rendering services to the Funds, the value of such research and services is not expected to materially reduce the expenses of the Sub-Adviser in the performance of its services under the Sub-Advisory Agreement and will not reduce the management fees payable to the Sub-Adviser by the Funds.

The Funds may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  When a transaction involves exchange listed securities, the Sub-Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades.  While investment decisions for each Fund are made independently from those for any other investment companies and accounts advised or managed by the Sub-Adviser, such other advisory clients may invest in the same securities as the Funds.  To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts advised or managed by the Sub-Adviser in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account advised or managed by the Sub-Adviser, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Sub-Adviser believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover.  The annual portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities owned during the year.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  A Fund’s portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by the Fund’s investment strategy, cash requirements for redemption of shares, and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could result in higher transaction costs for a Fund and may also result in the realization of taxable short-term capital gains.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on ________ __, 2012, is an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Empyreal 100 Insider Fund, the Empyreal Growth Fund and the Empyreal Global Growth Fund are current series of the Trust.  Each Fund offers two classes of shares, which are referred to as “Class I shares” and “Class R shares”.  Each class of shares represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects, except that (1)

the classes bear different expenses and may have different minimum investment requirements; (2) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (see below for additional information).  The number of shares of each Fund shall be unlimited.  When issued for payment as described in the Prospectus and this SAI, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund being liquidated would be entitled to receive the assets available for distribution belonging to such Fund.  Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of a Fund.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of that series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares of all series of the Trust have equal voting rights and liquidation rights.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

The Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold annual shareholders’ meetings unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, EXECUTIVE OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee the business activities of the Funds.  This section of the SAI provides information about the persons who serve as Trustees and executive officers to the Trust.

Trustees and Executive Officers.  Following are the Trustees and executive officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust are indentified in the table below.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships of Public Companies Held During Past 5 Years
Independent Trustees
	Trustee			3
	Trustee			3
	Trustee			3
	Trustee			3
Interested Trustees* and Executive Officers
	Trustee, Chairman, President			3
	Treasurer			3
	Secretary			3
	Chief Compliance Officer			N/A	N/A

*	Each of the Interested Trustees is an Interested Trustee because he is an officer and employee of the Adviser.

Board Leadership Structure.  As reported in the “Trustees and Executive Officers” table above, the Board is composed of _____ Trustees, _____ of which are Independent Trustees.  The Chairman of the Board, ________________, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of his relationship to the Sub-Adviser.  The Board has established one standing committees, the Committee of Independent Trustees, which is comprised entirely of the Independent Trustees. Information regarding this committee is set forth below. The Board does not have a single lead Independent Trustee, although one of the Independent Trustees serves as Chairman of the Committee of Independent Trustees. The Board has determined that the Board’s structure is appropriate given the characteristics, size and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Funds’ administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (“CCO”). The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel or independent registered public accounting firm to address matters arising between regular board meetings or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and correct violations of the federal securities laws.

Trustee Qualifications.  The Trust believes that each of the Trustees has the appropriate experience, qualifications, attributes and skills (collectively “Trustee Attributes”) to continue to serve as a trustee to the Trust in light of the Trust’s business and structure.  Among the Trustee Attributes common to each of the Trustees are their ability to evaluate, question and discuss information about the Funds, to interact effectively with the other Trustees, Trust management, the CCO, the Trust’s third party service providers, legal counsel and independent registered public accounting firm, and exercise business judgment in the performance of their duties as Trustees.

In addition to the Trustee Attributes listed above, each of the Trustees has additional Trustee Attributes including, among other things, the Trustee Attributes provided in the “Trustees and Executive Officers” table above and as follows:

[To Be Completed]

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.  References to the specific qualifications, attributes and skills of the Trustees are being disclosed pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

       Board Committee.  The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) the appointment, retention and oversight of the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act.  ________, ________ and ________ are the members of the Committee of Independent Trustees.

Beneficial Ownership of Fund Shares.  Because the Funds are newly organized, no information regarding the Trustees’ beneficial ownership of shares of each Fund is included in this SAI.

Compensation.  Officers of the Trust and the Trustees who are interested persons of the Trust,  the Adviser or the Sub-Adviser receive no salary from the Trust.  Independent Trustees receive an annual retainer of $_____, plus $____ per Fund per Board meeting attended in person and $____ per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

Principal Holders of Voting Securities.  As of ________ __, 2012, the Funds’ shares were not offered.

MANAGEMENT AND ADMINISTRATION

Investment Adviser.  Investment advisory services are provided to the Funds by Empyreal Investments, LLC, (the “Adviser”) pursuant to an Investment Advisory Agreement dated ______ __, 2012.  The Adviser is controlled by Aletheia Research and Management, Inc., a California corporation that is a registered investment advisor, because it owns more than 25% of the voting securities of the Adviser.   Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus.  The Investment Advisory Agreement is effective for an initial two-year period and will be renewed for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees.  The Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its assignment.

For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, on an annual rate, calculated as a percentage of the average daily net assets of the Fund as set forth below:

Fund	Advisory Fee
Empyreal 100 Insider Fund	____%
Empyreal Growth Fund	____%
Empyreal Global Growth Fund	____%

Because the Funds are newly organized, no information regarding the management fees paid by the Funds to the Adviser is included in this SAI.

The Adviser and the Funds [one or more] have each entered into an Expense Limitation Agreement under which the Adviser has agreed to waive its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Plan) to not more than ____% of the average daily net assets of the Fund until _______ __, 2013.  It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Trustees.

In addition to the management fees described above, the Adviser may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of each Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation – Brokerage Selection.”

The Adviser has retained Aletheia Research and Management, Inc. (the “Sub-Adviser”) as investment sub-adviser to the Funds.  The Sub-Adviser is organized as a California corporation.  The Sub-Adviser’s main offices are located at 100 Wilshire Boulevard, Suite 1900, Santa Monica, California, 90401.  The Sub-Adviser has been engaged in the investment advisory business since 1997 and, as of _____ __, 2012, managed approximately $__ billion.  The Sub-Adviser is controlled by Peter J. Eichler, Jr., who is the Chairman of the Board, Chief Executive Officer, Chief Investment Officer and Founder of the Sub-Adviser.  For the services provided pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly at an annual rate, calculated as a percentage of the average daily net assets of the Fund as set forth below:

Fund	Sub-Advisory Fee
Empyreal 100 Insider Fund	____%
Empyreal Growth Fund	____%
Empyreal Global Growth Fund	____%

Because the Funds are newly organized, no information regarding the Sub-Advisory fees paid by the Adviser to the Sub-Adviser is included in this SAI.

The Investment Advisory Agreement and Sub-Advisory Agreement each provide that the Adviser and the Sub-Adviser, as applicable, is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement or Sub-Advisory Agreement, as applicable, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser or the Sub-Adviser, as applicable, in the performance of its duties or from its reckless disregard by the Adviser or the Sub-Adviser, as applicable, of its duties and obligations thereunder.

Portfolio Managers.
Peter J. Eichler, Jr. and Mark C. Scalzo have primary responsibility for the day-to-day implementation of investment strategies of the Funds.
Other Accounts Managed by Portfolio Managers.  In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of ________ __, 2012.

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets of Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts with Advisory Fee Based on Performance
Peter J. Eichler, Jr.	Registered Investment Companies:	__	$__	__	$__
	Other Pooled Investment Vehicles:	__	$__	__	$__
	Other Accounts:	__	$__	__	$__
Mark C. Scalzo	Registered Investment Companies:	__	$__	__	$__
	Other Pooled Investment Vehicles:	__	$__	__	$__
	Other Accounts:	__	$__	__	$__

Portfolio Managers’ Conflicts of Interests.  The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  These other accounts are separately managed private clients and one [or more; none?] other registered investment company (“Other Accounts”).  The Other Accounts might have similar investment objectives as a Fund, be compared to the same index a Fund uses for performance comparisons or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Funds.  The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of a Fund, or vice versa.

Investment Opportunities:  The Adviser provides investment supervisory services for a number of investment products that have varying investment guidelines.  The same portfolio management team works across all investment products.  For some of these investment strategies, the Adviser may be compensated based on the performance of the account.  These incentive compensation structures may create a conflict of interest for the Adviser with regard to Other Accounts where the Adviser is paid based on a percentage of assets in that the Adviser may have an incentive to allocate the investment ideas opportunities that it believes might be the most profitable to the Other Accounts where they might share in investment gains.

Compensation of Portfolio Managers.  [To Be Completed]

Ownership of Fund Shares by Portfolio Managers.  Because the Funds are newly organized, no information regarding the beneficial ownership of shares of the Funds by their portfolio managers is included in this SAI.

Administrator, Fund Accountant and Transfer Agent.  Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser and the Sub-Adviser, as applicable, under the Investment Advisory Agreement or Sub-Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepares and assembles reports required to be sent to the Funds’ shareholders and arranges for the printing and dissemination of such reports;
•	assembles reports required to be filed with the SEC and files such completed reports with the SEC;
•	arranges for the dissemination to shareholders of the Funds’ proxy materials and oversees the tabulation of proxies;
•	files the Funds’ federal income and excise tax returns and the Funds’ state and local tax returns;
•	assists in monitoring compliance of each Fund’s operations with the 1940 Act and with its investment policies and limitations; and
•	makes such reports and recommendations to the Board of Trustees as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains prices used in determining net asset value; and prepares interim balance sheets, statements of income and expense, and statements of changes in net assets for the Funds.

As Transfer Agent, Ultimus performs the following services in connection with the Funds’ shareholders:  maintains records for each of the Funds’ shareholders of record; processes shareholder purchase and redemption orders; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from each Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.

The fee payable to Ultimus as Administrator is calculated daily and paid monthly based on the total assets of all the Funds:

Average Daily Net Assets	Administration Fee

The fee is subject to a monthly minimum fee $2,000 for each Fund.

The fee payable by each Fund to Ultimus as Fund Accountant is $36,000 (for both share classes) plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.

The fee payable by each Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum annual fee with respect to each Fund per share class of $18,000.

[term]

Because the Funds are newly organized, no information regarding the management fees paid by the Funds to the Ultimus is included in this SAI.

Distributor.  Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds, pursuant to a Distribution Agreement.  The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.  The Distributor is an affiliate of Ultimus, and Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor and officers of the Trust.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of FINRA and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.  Under the Distribution Agreement, the Distributor is paid $6,000 per annum for its services.  The Distribution Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Custodian.  _______________ (the “Custodian”), ___ ______ ______, __________, ____ _____, serves as custodian for each Fund’s assets.  The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at each Fund’s request, and maintains records in connection with its duties as Custodian.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of ________, _______________________, ____________, ____________ _____, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state, and excise tax returns, and consult with the Funds on matters of accounting and taxation.  Such firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany this SAI whenever requested by a shareholder or a prospective investor.

Legal Counsel Dechert LLP, serves as legal counsel to the Trust and the Funds.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the codes).  There can be no assurance that the codes of ethics will be effective in preventing such activities.  The codes of ethics permit employees and officers of the Trust, the Adviser and the Distributor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the codes of ethics of the Trust and the Adviser require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the codes of ethics.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  There can be no assurance that the program will be effective in preventing such activities.  The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Trustees.  Copies of the Trust’s and the Adviser’s Proxy Voting and Disclosure Policies are included as Appendix B to this SAI.

No later than August 31 of each year, the Funds must file Form N-PX with the SEC.  Form N-PX discloses how an investment company voted proxies for the prior twelve-month period ended June 30.  The Funds’ proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Funds at 1-___-___-____.  This information is also available on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds’ policy, the Funds and the Adviser generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Trust and the Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

Each Fund will make available to the public a complete schedule of its portfolio holdings on a fiscal quarter basis.  This information is generally available within 60 days of a Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-___-___-____.  Each Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Trust and/or the officers of the Adviser may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Prospectus and this SAI; ADP Investor Communication Services, Inc., a proxy voting recordkeeping service providing assistance to the Adviser in voting proxies for the Funds; Filepoint EDGAR Services and Financial Graphic Services, Inc., financial edgarizing, typesetting and printing firms.  The Funds and/or the Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

Non-public portfolio holdings information and other information regarding the investment activities of the Funds also is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds.  Currently, the Funds are providing non-public portfolio holdings information to five different rating or ranking organizations.  Each disclosure arrangement has been authorized by the Trust and/or the Adviser in accordance with the Funds’ disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Funds and that each organization is subject to a duty of confidentiality.  Below is a table listing the groups that are currently receiving non-public portfolio holdings information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

Name of Rating or Ranking Group	Information Provided	Timing of Release and Conditions or Restrictions on Use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, description, shares/par, market value	Provided quarterly, with a 60-day lag. No formal conditions or restrictions.	None
Lipper	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Lipper indicates that it will not trade based on the Funds’ portfolio information, and it prohibits its employees from any such trading.
None
Bloomberg L.P.	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Bloomberg indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.
None
Standard & Poors, Inc.	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. S&P indicates that its employees are required to follow a code of business conduct that prohibits them from using portfolio information for anything other than performing their job responsibilities, and S&P employees must certify annually that they have followed this code of business conduct.
None

Thomson Reuters	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Thomson Financial indicates that it requires all employees to sign confidentiality agreements acknowledging that all information received during their employment must be used for legitimate business purposes only.
None

The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Funds may elect to disclose such information to other third parties if the officers of the Trust and/or the Adviser determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Adviser, through its officers, is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Trust’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Adviser and Ultimus are required to report to the Trustees any known disclosure of a Fund’s portfolio holdings to unauthorized third parties.  The Trust has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to “How to Buy Shares” in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire transfer, and for information regarding telephone exchanges or redemptions.  The Prospectus also describe the Funds’ automatic investment plan and certain rights reserved by the Funds with respect to orders for Fund shares.  The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders.  Shares of the Funds will be offered and sold on a continuous basis.  The purchase price of shares of each Fund (or class) is its net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”) on days that the NYSE is open for regular trading (generally 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” below.  Each Fund’s net asset value is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes will be executed at the price calculated as of that time on the next business day.

Regular Accounts.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account, subject to a 1% redemption fee for redemptions of shares of each Fund within 180 days of purchase.  (For information on the redemption fee, see “How to Redeem Shares – Redemption Fee” in the applicable Prospectus).  When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction, along with a summary of the status of the account as of the transaction date.

Purchases in Kind.  Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “How Net Asset Value is Determined” in the applicable Prospectus.

Share Certificates.  The Funds do not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Funds’ share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Each Fund reserves the right in its sole discretion to: (1) suspend the offering of its shares; (2) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (3) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Redemptions.  Reference is made to “How to Redeem Shares” in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares of the Funds should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax, or bank wire transfer.  The Prospectus also describe the Funds’ policy regarding accounts that fall below a Fund’s required minimums, redemptions in-kind, signature guarantees, and other information about the Funds’ redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment.  The Funds may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of the redemption fee on redemptions of shares occurring within 180 days following the purchase of such shares.  For information on the redemption fee, see “How to Redeem Shares – Redemption Fee” in the applicable Prospectus.

Involuntary Redemptions.  In addition to the situations described in the Prospectuses under “How to Redeem Shares,” a Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder’s account if a Fund is unable to verify the shareholder’s identity.

DISTRIBUTION PLANS.  The Funds have each adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) for Class R Shares.  See the section entitled “Distribution Plan” in the Prospectus.  As required by Rule 12b-1, the Plans were approved by the Trustees and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans.  The Plans provide that the Trust’s Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures.  The Board will take into account the expenditures for purposes of reviewing operation of the Plans and in connection with their annual consideration of renewal of the Plans.

Potential benefits of the Plans to the Funds include improved shareholder services, savings to the Funds in transfer agent fees as a percentage of assets (once a Fund has a sufficient number of accounts to exceed the minimum monthly transfer agent fees), savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization.  The continuation of the Plans must be considered by the Board annually.

Under the Plans, each Fund may annually expend up to 0.25% of its average daily net assets allocable to Class R shares to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made.  Such expenditures paid as distribution fees to any person who sells shares may not exceed 0.25% for Class R shares per annum of the Funds’ average daily net assets.  Such expenditures may include, without limitation: (a) the printing and mailing of Fund Prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Funds; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (d) training sales personnel regarding the Funds; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares.  The Funds do not participate in any joint distribution activities with other investment companies.

Additional Information.  The following is additional information regarding certain services and features related to purchases, redemptions, and distribution of Fund shares.  Investors who have questions about any of this information should call the Funds at 1-___-___-____.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at Empyreal Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Your request should include the following:  (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) Medallion signature guarantees (see the Prospectus under the heading “How to Redeem Shares”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.

Dealers.  Compensation may be provided to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA.

NET ASSET VALUE

The net asset value (“NAV”) per share of each Fund normally is determined at the time regular trading closes on the NYSE (generally 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier).  Each Fund’s NAV per share is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV per share of the Funds will not be calculated.

In computing a Fund’s NAV, all liabilities incurred or accrued are deducted from its net assets.  The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the NAV per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  The assets of each Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.

•	Securities traded on a foreign stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.
•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the closing bid price.
•	Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.
•
Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service, if available, otherwise based on the mean of the current bid and ask prices of such currency as last quoted by any recognized dealer or major banking institution.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
•	Securities with maturities of 60 days or less will be valued at amortized cost, which approximate market value.
•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of a Fund and the allocable portion of any general assets are conclusive.  The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986 and intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, a Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in Internal Revenue Code section 851(h).  Any income derived by a Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

A Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of a Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 15% for transactions occurring prior to January 1, 2013 and 20% for those occurring after December 31, 2012, unless current applicable capital gains rates are changed by Congress.  Under current law, the application of the long-term capital gains rates to qualifying corporate dividends will expire for tax years beginning after December 31, 2012, after which such dividends would return to being taxed at ordinary income rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rates, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares.  All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Funds’ taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains.  Because the Funds are newly organized, no information regarding capital loss carryforwards is included in this SAI.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002 and before January 1, 2013, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares.  An exchange of shares is treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (presently 28% for 2011) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, each Fund’s total return may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges.  Performance figures will be given for the most recent one, five, and ten year periods or for the life of the Fund if it has not been in existence for any such periods.  When considering “average annual total return” figures for periods longer than one year, it is important to note that a Fund’s total return for any given year might have been greater or less than its average for the entire period.  “Cumulative total return” represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated.  Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable).  These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
ATVD =	ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of Fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
ATVDR =	ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total returns and aggregate total return assume an initial $1,000 investment and reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Each Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  In particular, 100 Insider Fund may compare its performance to the S&P 500 Index, an unmanaged index of common stock prices of 500 widely held U.S. stocks. The Growth Fund may compare its performance to the Russell 1000 Growth Index, which measures the performance of the large-cap growth segment of the U.S. equity universe.  The Growth Fund may also measure its performance against the S&P 500 Index, an unmanaged index of common stock prices of 500 widely held U.S. stocks. The Global Growth Fund may compare its performance to the MSCI EAFE Index, which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  The Global Growth Fund may also measure its performance against the MSCI All Country World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  Fund Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  Each Fund may also occasionally cite statistics to reflect its volatility and risk.  Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  Each Fund may also compare its performance to other reports of the performance of managed accounts of the Adviser.  Of course, there can be no assurance that a Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare a Fund’s past performance to that of other mutual funds and investment products.  Of course, past performance is not a guarantee of future results.

Each Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily.  Both net earnings and net asset value per share are factors in the computation of total return as described above.

As noted above, from time to time each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•
Lipper ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•	Morningstar, Inc., an independent rating service, rates mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Funds’ performance before investing.  Of course, when comparing a Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services, or on the basis of total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Funds including reinvestment of distributions over a specified period of time.

From time to time, the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody’s).  Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS
The Funds are newly organized and therefore no financial information is included in this SAI.  You may request a copy of the Funds’ Annual and Semi-Annual report, once available, at no charge by calling the Funds at 1-___-___-____.

APPENDIX A – DESCRIPTION OF RATINGS

Each Fund may acquire from time to time debt securities as described in the Prospectus and this SAI.  The Funds are not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Funds may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”).  The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.
A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one NRSRO, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:
AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.
AA – Debt rated AA differs from AAA issues only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
Commercial paper rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated A-1+.  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.  Commercial paper rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.
MOODY’S INVESTOR SERVICE, INC.  Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.
Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings
Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.
MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):
Long-Term Ratings
AAA – Highest credit quality.  The rating AAA denotes the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.
Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible default risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high credit risk.  A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk.  Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.
Short-Term Ratings
F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.
F2 – Good credit quality.  The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.
F3 – Fair credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.
B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities.  Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.
While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Funds are not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest.  Accordingly, each Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Sub-Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Adviser’s specific proxy voting guidelines.

[To be inserted]

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust—Filed herewith

(b)	Bylaws—Filed herewith

(c)	Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)	Form of Investment Advisory Agreement with Empyreal Investments, LLC—Filed herewith

(e)	Form of Distribution Agreement with Ultimus Fund Distributors, LLC—Filed herewith

(f)	Inapplicable

(g)	Form of Custody Agreement—To be filed by amendment

(h)	(i)	Form of Expense Limitation Agreement with Empyreal Investments, LLC — To be filed by amendment

(ii)	Form of Administration Agreement with Ultimus Fund Solutions, LLC—Filed herewith

(iii)	Form of Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC—Filed herewith

(iv)	Form of Fund Accounting Agreement with Ultimus Fund Solutions, LLC—Filed herewith

(i)	Legal Opinion—To be filed by amendment

(j)	Consent of Independent Registered Public Accounting Firm—To be filed by amendment

(k)	Inapplicable

(l)	Form of Initial Capital Agreement—Filed herewith

(m)	Form of Rule 12b-1 Plan - To be filed by amendment

(n)	Form of Rule 18f-3 Plan – To be filed by amendment

(o)	Reserved

(p)	(i)	Code of Ethics of the Registrant – To be filed by amendment

(ii)	Code of Ethics of Empyreal Investments, LLC – To be filed by amendment

(iii)	Code of Ethics of Ultimus Fund Distributors, LLC – Filed herewith

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5  Advances of Expenses.  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Delaware Code Title 12 Chapter 38, as amended.  In the event any of these Federal laws conflict with Delaware law, these Federal laws, and not Delaware law, shall govern.

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Empyreal Investments, LLC (the “Adviser”) provides that the Adviser shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to a Fund or to its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser.  Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Adviser

(a)	The Adviser has been registered as an investment adviser since 2012. The Adviser provides investment advisory services to registered investment companies.

(b)
The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee:

(i)	[to be completed]

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Berwyn Funds, The Cutler Trust, Profit Funds

Investment Trust, Schwartz Investment Trust, The GKM Funds, Stadion Investment Trust, The Piedmont Investment Trust, Gardner Lewis Investment Trust, CM Advisers Family of Funds, Stralem Fund, AlphaMark Investment Trust, NCM Capital Investment Trust,  Papp Investment Trust and TFS Capital Investment Trust, other open-end investment companies.

	Position with	Position with
(b)	Name	Distributor	Registrant
	Robert G. Dorsey	President/Managing Director	[to be determined]
	Mark J. Seger	Treasurer/Managing Director	[to be determined]
	John F. Splain	Secretary/Managing Director	None
	Theresa M. Bridge	Vice President	None
	Julie M. Schmuelling	Vice President	[to be determined]
	Wade R. Bridge	Chief Compliance Officer	[to be determined]
	Craig J. Hunt	Vice President	None
	Steven F. Nienhaus	Vice President	None
	Stephen Preston	Chief Compliance Officer	[to be determined]
	Jeffrey D. Moeller	Vice President	None
	Tina H. Bloom	Vice President	[to be determined]
	Kristine M. Limbert	Vice President	None
	Frank Newbauer	Assistant Vice President	[to be determined]

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.  Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodian.

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California, on the 2nd day of February, 2012.

THE EMPYREAL FUNDS

By: /s/ Peter J. Eichler, Jr.
Peter J. Eichler, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter J. Eichler, Jr.	Trustee and President	February 2, 2012
Peter J. Eichler, Jr.

INDEX TO EXHIBITS

28(a)	Agreement and Declaration of Trust

28(b)	Bylaws

28(c)	Incorporated by reference to Agreement and Declaration of Trust and Bylaws

28(d)	Form of Investment Advisory Agreement with Empyreal Investments, LLC—Filed herewith

28(e)	Form of Distribution Agreement with Ultimus Fund Distributors, LLC

28(f)	Inapplicable

28(g)	Form of Custody Agreement *

28(h)	(i)	Form of Expense Limitation Agreement with Empyreal Investment Trust*
(ii)	Form of Administration Agreement with Ultimus Fund Solutions, LLC
(iii)	Form of Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC
(iv)	Form of Fund Accounting Agreement with Ultimus Fund Solutions, LLC

28(i)	Legal Opinion *

28(j)	Consent of Independent Registered Public Accounting Firm *

28(k)	Inapplicable

28(l)	Form of Initial Capital Agreement

28(m)	Form of Rule 12b-1 Plan*

28(n)	Form of Rule 18f-3 Plan*

28(o)	Reserved

28(p)	(i)	Code of Ethics of Registrant*
(ii)	Code of Ethics of Empyreal Investments, LLC*
(iii)	Code of Ethics of Ultimus Fund Distributors, LLC

*   To be filed by amendment